Income Tax - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax at statutory rate	20.00%	20.00%	20.00%